Revenues - Schedule of Transaction Price Allocated to Remaining Performance Obligation (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Sep. 30, 2024 MYR (RM)
Schedule of Transaction Price Allocated to Remaining Performance Obligation [Abstract]
Unsatisfied and partially unsatisfied performance obligation				RM 149,324